UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This  Amendment  (Check  only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              February 04, 2013
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           53

Form 13F Information Table Value Total:                     $145,732
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    54026        5016      Y        X
AT&T                                       common stock   00206R102     2586          87      Y        X
American Electric Power                    common stock   025537101      628          27      Y        X
American Express Company                   common stock   025816109      500          29      Y        X
Apple, Inc.                                common stock   037833100    10147        5400      Y        X
Avon Products                              common stock   054303102   126843        1821      Y        X
BP PLC ADR                                 common stock   055622104   119119        4960      Y        X
Becton Dickinson & Company                 common stock   075887109    64731        5061      Y        X
Berkshire Hathaway Class B                 common stock   084670702    53684        4815      Y        X
Boeing Company                             common stock   097023105    68338        5150      Y        X
Bristol-Myers Squibb Company               common stock   110122108   187675        6116      Y        X
CVS Caremark Corporation                   common stock   126650100   139680        6754      Y        X
Caterpillar, Inc.                          common stock   149123101    78942        7074      Y        X
Chevron Corporation                        common stock   166764100     1152         125      Y        X
Cisco Systems, Inc.                        common stock   17275R102   273033        5365      Y        X
Cliffs Natural Resources, Inc.             common stock   18683K101   107072        4130      Y        X
Coca Cola Company                          common stock   191216100     2104          76      Y        X
Colgate Palmolive                          common stock   194162103      600          63      Y        X
ConocoPhillips                             common stock   20825C104      622          36      Y        X
Devon Energy Corporation                   common stock   25179M103   100064        5207      Y        X
Direxion Daily ETF                         common stock   25459W144      300           5      Y        X
DuPont de Nemours and Company              common stock   263534109    96337        4333      Y        X
Duke Energy Corporation                    common stock   26441C204      666          42      Y        X
Exxon Mobil Corporation                    common stock   30231G102     1156         100      Y        X
General Electric Company                   common stock   369604103   173115        3634      Y        X
General Mills                              common stock   370334104     1200          49      Y        X
Google, Inc. Class A                       common stock   38259P508       46          33      Y        X
H. J. Heinz Company                        common stock   423074103      187          11      Y        X
Honda Motor Company                        common stock   438128308   137365        5074      Y        X
Intel Corporation                          common stock   458140100   245849        5069      Y        X
Johnson & Johnson                          common stock   478160104    70671        4954      Y        X
Level 3 Communications                     common stock   52729N308      140           3      Y        X
McDonald's Corporation                     common stock   580135101    62113        5479      Y        X
Merck                                      common stock   58933Y105      976          40      Y        X
Microsoft Corporation                      common stock   594918104   213632        5706      Y        X
Nuveen Insured Muni Opportunity Fund       common stock   670984103     1000          15      Y        X
Nuveen Performance Plus Muni Fund          common stock   67062P108     2970          48      Y        X
Nuveen Quality Income Muni Fund            common stock   670977107      700          11      Y        X
Nuveen Select Quality Muni Fund            common stock   670973106     1100          17      Y        X
Pepsico, Inc.                              common stock   713448108      500          34      Y        X
Pfizer, Inc.                               common stock   717081103   181911        4562      Y        X
Phillips 66                                common stock   718546104      260          14      Y        X
Procter & Gamble                           common stock   742718109    91286        6197      Y        X
SPDR Gold Trust                            common stock   78463V107     5575         903      Y        X
Schlumberger Limited                       common stock   806857108      300          21      Y        X
The Bank of New York Mellon Corporation    common stock   064058100   105367        2708      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   135965         510      Y        X
U.S. Bancorp                               common stock   902973304   115537        3690      Y        X
Valero Energy Corporation                  common stock   91913Y100    93186        3180      Y        X
Verizon Communications                     common stock   92343V104   144238        6241      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    92008        6278      Y        X
Waste Management, Inc.                     common stock   94106L109   157804        5324      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    62037        4135      Y        X